Other Reserves (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Reserves Within Equity Text Block Abstract
Schedule of other reserves
	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2019		4,281,790	18,529	4,300,319
Currency translation differences		-	102,938	102,938
Other comprehensive income		-	102,938	102,938
Transactions with owners in their capacity as owners
Share-based payment expenses	16(iv)	73,088	-	73,088
Options and warrants issued/expensed		(484,680)	-	(484,680)
Options and warrants lapsed/expired		(2,251,320)	-	(2,251,320)
Remeasurement of options issued in prior period	16(iii)	(607,000)	-	(607,000)
At 30 June 2020		1,011,878	121,467	1,133,345

	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2020		1,011,878	121,467	1,133,345
Currency translation differences		-	(14,953)	(14,953)
Other comprehensive income		-	(14,953)	(14,953)
Transactions with owners in their capacity as owners
Transfer to share capital	16(iv)	(73,088)	-	(73,088)
Options and warrants issued/expensed	16(ii)	3,003,060	-	3,003,060
Options and warrants exercised	16(ii)	(213,722)	-	(213,722)
Options and warrants forfeited		(368,000)	-	(368,000)
At 30 June 2021		3,360,128	106,514	3,466,642

	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2021		3,360,128	106,514	3,466,642
Currency translation differences		-	6,708	6,708
Other comprehensive income		-	6,708	6,708
Transactions with owners in their capacity as owners
Options and warrants issued/expensed	16(ii)	54,930	-	54,930
Options and warrants lapsed/expired		(361,861)	-	(361,861)
At 30 June 2022		3,053,197	113,222	3,166,419

Schedule of movements in options and warrants
Details	Notes	Number of options	Total A$
Balance at 30 June 2019		79,463,744	4,281,790
Remeasurement of options issued in prior period (2019-11-06)	16(iii)	-	(607,000)
Issue of representative warrants (2019-07-16)		542,600	55,454
Lapse of unexercised options at $0.50 (2019-11-27)		(7,625,532)	(2,086,920)
Lapse of unexercised options at $0.55 (2019-11-30)		(25,289,894)	-
Lapse of unexercised options at $0.50 (2020-06-30)		(2,000,000)	(164,400)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-06-23)		(218,800)	(72)
Exercise of representative warrants (2020-06-15, 2020-06-22)		(2,065,000)	(540,062)
Share-based payments expenses		-	73,088
Balance at 30 June 2020		42,807,118	1,011,878
Exercise of representative warrants (2020-07-2)		(9,640)	-
Exercise of ESOP unlisted options at $0.50 (2020-07-24)		(100,000)	(15,700)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-07-27, 2020-07-29)		(3,048,000)	(1,012)
Lapse of unexercised options (2020-09-25)		(5,000,000)	(368,000)
Issue of representative warrants at US$23.44 per 40 options (2020-07-24)		2,560,000	1,032,960
Issue of ESOP unlisted options at $0.12 (2020-10-29)		9,000,000	1,970,100
Cashless exercise of ESOP unlisted options at $0.12 (2021-02-09)		(900,000)	(197,010)
Reclassify share-based payments expenses from reserves to share capital	16(iv)	-	(73,088)
Balance at 30 June 2021		45,309,478	3,360,128
Lapse of unexercised options at $0.50 (2021-07-01)		(1,200,000)	(188,400)
Issue of ESOP unlisted options at $0.25 (2021-11-05)		500,000	18,624
Lapse of unexercised options at $1.94 (2021-11-30)		(14,493)	(28,813)
Lapse of unexercised options at $1.94 (2022-06-14)		(24,721,108)	(144,648)
ESOP unlisted options granted at $0.12 (2022-06-27)		-	36,306
Balance at 30 June 2022		19,873,877	3,053,197